Employee Benefit Obligations - Summary of Movements on Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2020 OptionAndRSU $ / shares	Dec. 31, 2019 OptionAndRSU $ / shares	Dec. 31, 2018 OptionAndRSU $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Options & RSU's at beginning of year | OptionAndRSU	39,583,858	44,218,814	32,307,010
Options & RSU's granted | OptionAndRSU	19,685,173	13,585,502	18,209,410
Options & RSU's exercised | OptionAndRSU	(11,817,074)	(7,503,814)	(3,032,571)
Options & RSU's forfeited | OptionAndRSU	(4,388,244)	(10,716,644)	(3,265,035)
Options & RSU's at end of year | OptionAndRSU	43,063,713	39,583,858	44,218,814
Options & RSU's exercisable at end of year | OptionAndRSU	11,944,576	10,360,642	16,830,409
Options & RSU's at beginning of year | $ / shares	$ 8.23	$ 6.15	$ 4.43
Options & RSU's granted | $ / shares	5.38	8.94	9.84
Options & RSU's forfeited | $ / shares	7.02	5.70	7.31
Options & RSU's exercised | $ / shares	5.63	1.25	2.38
Options & RSU's at end of year | $ / shares	8.00	8.23	6.15
Options & RSU's exercisable at year end | $ / shares	$ 8.96	$ 6.40	$ 2.33
Weighted average remaining contracted life of options & RSU's outstanding at year end	8 years 11 months 8 days	9 years 9 months 14 days	9 years 6 months 14 days